Non-cash share-based compensation - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity outstanding, beginning balance	629,650	67,000
Number of free shares outstanding, granted	332,041	591,685
Number of free shares outstanding, vested	(9,000)	(3,000)
Number of free shares outstanding, cancelled	(90,640)	(26,035)
Number of equity outstanding, ending balance	862,051	629,650
Weighted average grant date fair value, beginning balance	€ 19.59	€ 13.98
Weighted average grant date fair Value, granted	12.78	20.10
Weighted average grant date fair value, vested	17.45	23.84
Weighted average grant date fair Value, cancelled	16.32	16.45
Weighted average grant date fair value, ending balance	€ 17.33	€ 19.59